UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Global Income Builder Fund

Class A: KTRAX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.91%

Gross expense ratio as of the latest prospectus: 0.92%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 14.61% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

MSCI ACWI Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of US dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes US Treasury bonds, investment-grade and high yield US corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI ACWI Index and the Bloomberg U.S. Universal Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$9,425	$10,000	$10,000	$10,000
'15	$9,235	$9,917	$9,964	$9,937
'15	$9,110	$9,739	$9,914	$9,811
'16	$8,865	$9,151	$10,023	$9,497
'16	$8,865	$9,088	$10,094	$9,487
'16	$9,271	$9,762	$10,218	$9,953
'16	$9,346	$9,906	$10,288	$10,070
'16	$9,400	$9,918	$10,296	$10,082
'16	$9,485	$9,858	$10,477	$10,122
'16	$9,724	$10,283	$10,563	$10,417
'16	$9,800	$10,318	$10,575	$10,443
'16	$9,810	$10,381	$10,577	$10,483
'16	$9,691	$10,205	$10,507	$10,349
'16	$9,789	$10,282	$10,271	$10,303
'16	$9,974	$10,504	$10,301	$10,449
'17	$10,117	$10,792	$10,338	$10,635
'17	$10,370	$11,094	$10,418	$10,846
'17	$10,441	$11,230	$10,414	$10,925
'17	$10,540	$11,405	$10,500	$11,064
'17	$10,706	$11,657	$10,581	$11,245
'17	$10,700	$11,710	$10,572	$11,273
'17	$10,933	$12,037	$10,625	$11,484
'17	$10,955	$12,083	$10,717	$11,550
'17	$11,155	$12,317	$10,679	$11,668
'17	$11,278	$12,573	$10,692	$11,818
'17	$11,469	$12,816	$10,676	$11,948
'17	$11,600	$13,023	$10,723	$12,085
'18	$11,939	$13,757	$10,620	$12,442
'18	$11,491	$13,180	$10,519	$12,084
'18	$11,346	$12,897	$10,572	$11,955
'18	$11,370	$13,021	$10,501	$11,992
'18	$11,346	$13,037	$10,559	$12,029
'18	$11,357	$12,966	$10,543	$11,984
'18	$11,640	$13,357	$10,565	$12,210
'18	$11,689	$13,462	$10,618	$12,293
'18	$11,750	$13,521	$10,572	$12,304
'18	$11,153	$12,508	$10,484	$11,707
'18	$11,240	$12,690	$10,531	$11,833
'18	$10,671	$11,797	$10,695	$11,401
'19	$11,382	$12,728	$10,843	$12,002
'19	$11,573	$13,069	$10,855	$12,199
'19	$11,737	$13,233	$11,051	$12,381
'19	$11,994	$13,680	$11,066	$12,638
'19	$11,673	$12,868	$11,236	$12,259
'19	$12,108	$13,711	$11,395	$12,807
'19	$12,121	$13,751	$11,429	$12,846
'19	$12,108	$13,425	$11,687	$12,781
'19	$12,301	$13,707	$11,637	$12,920
'19	$12,444	$14,082	$11,674	$13,150
'19	$12,548	$14,426	$11,672	$13,342
'19	$12,792	$14,934	$11,689	$13,631
'20	$12,726	$14,769	$11,899	$13,638
'20	$12,187	$13,576	$12,077	$13,050
'20	$10,800	$11,744	$11,841	$11,936
'20	$11,436	$13,002	$12,079	$12,803
'20	$11,780	$13,567	$12,191	$13,188
'20	$12,020	$14,000	$12,293	$13,492
'20	$12,461	$14,741	$12,509	$14,015
'20	$12,875	$15,643	$12,437	$14,491
'20	$12,628	$15,139	$12,414	$14,203
'20	$12,453	$14,771	$12,370	$13,979
'20	$13,395	$16,591	$12,531	$15,071
'20	$13,817	$17,362	$12,575	$15,509
'21	$13,763	$17,283	$12,496	$15,431
'21	$13,912	$17,683	$12,334	$15,565
'21	$14,148	$18,155	$12,191	$15,742
'21	$14,541	$18,949	$12,293	$16,207
'21	$14,744	$19,244	$12,340	$16,384
'21	$14,906	$19,498	$12,430	$16,563
'21	$15,002	$19,632	$12,555	$16,700
'21	$15,193	$20,123	$12,547	$16,947
'21	$14,732	$19,292	$12,440	$16,468
'21	$15,116	$20,277	$12,429	$16,964
'21	$14,883	$19,789	$12,444	$16,729
'21	$15,269	$20,580	$12,436	$17,127
'22	$14,822	$19,569	$12,163	$16,474
'22	$14,494	$19,064	$11,998	$16,133
'22	$14,540	$19,477	$11,676	$16,174
'22	$13,688	$17,918	$11,240	$15,157
'22	$13,792	$17,939	$11,302	$15,211
'22	$12,894	$16,427	$11,076	$14,319
'22	$13,467	$17,574	$11,355	$15,063
'22	$13,029	$16,927	$11,060	$14,576
'22	$12,046	$15,306	$10,583	$13,486
'22	$12,426	$16,230	$10,467	$13,912
'22	$13,231	$17,489	$10,857	$14,770
'22	$12,922	$16,801	$10,820	$14,402
'23	$13,626	$18,005	$11,156	$15,199
'23	$13,213	$17,489	$10,882	$14,790
'23	$13,497	$18,028	$11,137	$15,208
'23	$13,604	$18,287	$11,205	$15,378
'23	$13,435	$18,092	$11,089	$15,218
'23	$13,920	$19,142	$11,072	$15,735
'23	$14,262	$19,843	$11,083	$16,085
'23	$13,998	$19,288	$11,016	$15,777
'23	$13,549	$18,491	$10,753	$15,236
'23	$13,173	$17,935	$10,592	$14,871
'23	$14,174	$19,590	$11,068	$15,960
'23	$14,826	$20,531	$11,488	$16,663
'24	$14,905	$20,651	$11,461	$16,707
'24	$15,126	$21,538	$11,323	$17,053
'24	$15,537	$22,214	$11,435	$17,441
'24	$15,028	$21,481	$11,167	$16,934
'24	$15,457	$22,353	$11,352	$17,459
'24	$15,753	$22,851	$11,456	$17,756
'24	$16,010	$23,220	$11,716	$18,091
'24	$16,267	$23,809	$11,889	$18,481
'24	$16,569	$24,362	$12,052	$18,842
'24	$16,181	$23,816	$11,778	$18,419
'24	$16,521	$24,706	$11,902	$18,910
'24	$16,148	$24,122	$11,722	$18,529
'25	$16,553	$24,931	$11,793	$18,947
'25	$16,516	$24,781	$12,037	$19,032
'25	$16,116	$23,802	$12,034	$18,579
'25	$16,116	$24,024	$12,077	$18,709
'25	$16,803	$25,405	$12,015	$19,318
'25	$17,287	$26,546	$12,203	$19,968
'25	$17,269	$26,906	$12,185	$20,119
'25	$17,643	$27,570	$12,331	$20,515
'25	$18,185	$28,569	$12,462	$21,051
'25	$18,544	$29,208	$12,544	$21,389

Yearly periods ended October 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	14.61%	8.29%	7.00%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.02%	7.01%	6.37%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-A

R-103423-2 (12/25)

DWS Global Income Builder Fund

Class C: KTRCX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.77%

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 13.64% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of US dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes US Treasury bonds, investment-grade and high yield US corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI ACWI Index and the Bloomberg U.S. Universal Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,787	$9,917	$9,964	$9,937
'15	$9,647	$9,739	$9,914	$9,811
'16	$9,376	$9,151	$10,023	$9,497
'16	$9,364	$9,088	$10,094	$9,487
'16	$9,798	$9,762	$10,218	$9,953
'16	$9,866	$9,906	$10,288	$10,070
'16	$9,923	$9,918	$10,296	$10,082
'16	$10,005	$9,858	$10,477	$10,122
'16	$10,245	$10,283	$10,563	$10,417
'16	$10,325	$10,318	$10,575	$10,443
'16	$10,315	$10,381	$10,577	$10,483
'16	$10,189	$10,205	$10,507	$10,349
'16	$10,281	$10,282	$10,271	$10,303
'16	$10,466	$10,504	$10,301	$10,449
'17	$10,616	$10,792	$10,338	$10,635
'17	$10,881	$11,094	$10,418	$10,846
'17	$10,946	$11,230	$10,414	$10,925
'17	$11,039	$11,405	$10,500	$11,064
'17	$11,201	$11,657	$10,581	$11,245
'17	$11,195	$11,710	$10,572	$11,273
'17	$11,428	$12,037	$10,625	$11,484
'17	$11,451	$12,083	$10,717	$11,550
'17	$11,648	$12,317	$10,679	$11,668
'17	$11,765	$12,573	$10,692	$11,818
'17	$11,953	$12,816	$10,676	$11,948
'17	$12,089	$13,023	$10,723	$12,085
'18	$12,430	$13,757	$10,620	$12,442
'18	$11,950	$13,180	$10,519	$12,084
'18	$11,800	$12,897	$10,572	$11,955
'18	$11,812	$13,021	$10,501	$11,992
'18	$11,787	$13,037	$10,559	$12,029
'18	$11,787	$12,966	$10,543	$11,984
'18	$12,068	$13,357	$10,565	$12,210
'18	$12,120	$13,462	$10,618	$12,293
'18	$12,172	$13,521	$10,572	$12,304
'18	$11,554	$12,508	$10,484	$11,707
'18	$11,631	$12,690	$10,531	$11,833
'18	$11,032	$11,797	$10,695	$11,401
'19	$11,754	$12,728	$10,843	$12,002
'19	$11,951	$13,069	$10,855	$12,199
'19	$12,099	$13,233	$11,051	$12,381
'19	$12,363	$13,680	$11,066	$12,638
'19	$12,033	$12,868	$11,236	$12,259
'19	$12,471	$13,711	$11,395	$12,807
'19	$12,471	$13,751	$11,429	$12,846
'19	$12,458	$13,425	$11,687	$12,781
'19	$12,643	$13,707	$11,637	$12,920
'19	$12,790	$14,082	$11,674	$13,150
'19	$12,884	$14,426	$11,672	$13,342
'19	$13,133	$14,934	$11,689	$13,631
'20	$13,053	$14,769	$11,899	$13,638
'20	$12,487	$13,576	$12,077	$13,050
'20	$11,056	$11,744	$11,841	$11,936
'20	$11,708	$13,002	$12,079	$12,803
'20	$12,047	$13,567	$12,191	$13,188
'20	$12,283	$14,000	$12,293	$13,492
'20	$12,733	$14,741	$12,509	$14,015
'20	$13,143	$15,643	$12,437	$14,491
'20	$12,877	$15,139	$12,414	$14,203
'20	$12,685	$14,771	$12,370	$13,979
'20	$13,645	$16,591	$12,531	$15,071
'20	$14,061	$17,362	$12,575	$15,509
'21	$14,006	$17,283	$12,496	$15,431
'21	$14,144	$17,683	$12,334	$15,565
'21	$14,383	$18,155	$12,191	$15,742
'21	$14,768	$18,949	$12,293	$16,207
'21	$14,961	$19,244	$12,340	$16,384
'21	$15,123	$19,498	$12,430	$16,563
'21	$15,192	$19,632	$12,555	$16,700
'21	$15,385	$20,123	$12,547	$16,947
'21	$14,916	$19,292	$12,440	$16,468
'21	$15,291	$20,277	$12,429	$16,964
'21	$15,041	$19,789	$12,444	$16,729
'21	$15,412	$20,580	$12,436	$17,127
'22	$14,961	$19,569	$12,163	$16,474
'22	$14,615	$19,064	$11,998	$16,133
'22	$14,663	$19,477	$11,676	$16,174
'22	$13,789	$17,918	$11,240	$15,157
'22	$13,879	$17,939	$11,302	$15,211
'22	$12,962	$16,427	$11,076	$14,319
'22	$13,538	$17,574	$11,355	$15,063
'22	$13,083	$16,927	$11,060	$14,576
'22	$12,084	$15,306	$10,583	$13,486
'22	$12,449	$16,230	$10,467	$13,912
'22	$13,272	$17,489	$10,857	$14,770
'22	$12,934	$16,801	$10,820	$14,402
'23	$13,638	$18,005	$11,156	$15,199
'23	$13,210	$17,489	$10,882	$14,790
'23	$13,481	$18,028	$11,137	$15,208
'23	$13,589	$18,287	$11,205	$15,378
'23	$13,404	$18,092	$11,089	$15,218
'23	$13,875	$19,142	$11,072	$15,735
'23	$14,215	$19,843	$11,083	$16,085
'23	$13,937	$19,288	$11,016	$15,777
'23	$13,475	$18,491	$10,753	$15,236
'23	$13,102	$17,935	$10,592	$14,871
'23	$14,098	$19,590	$11,068	$15,960
'23	$14,730	$20,531	$11,488	$16,663
'24	$14,777	$20,651	$11,461	$16,707
'24	$14,996	$21,538	$11,323	$17,053
'24	$15,403	$22,214	$11,435	$17,441
'24	$14,884	$21,481	$11,167	$16,934
'24	$15,293	$22,353	$11,352	$17,459
'24	$15,568	$22,851	$11,456	$17,756
'24	$15,822	$23,220	$11,716	$18,091
'24	$16,060	$23,809	$11,889	$18,481
'24	$16,355	$24,362	$12,052	$18,842
'24	$15,956	$23,816	$11,778	$18,419
'24	$16,276	$24,706	$11,902	$18,910
'24	$15,888	$24,122	$11,722	$18,529
'25	$16,286	$24,931	$11,793	$18,947
'25	$16,232	$24,781	$12,037	$19,032
'25	$15,837	$23,802	$12,034	$18,579
'25	$15,819	$24,024	$12,077	$18,709
'25	$16,474	$25,405	$12,015	$19,318
'25	$16,949	$26,546	$12,203	$19,968
'25	$16,912	$26,906	$12,185	$20,119
'25	$17,260	$27,570	$12,331	$20,515
'25	$17,781	$28,569	$12,462	$21,051
'25	$18,133	$29,208	$12,544	$21,389

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	13.64%	7.41%	6.13%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	12.66%	7.41%	6.13%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-C

R-103423-2 (12/25)

DWS Global Income Builder Fund

Class R6: KTRZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.57%

Gross expense ratio as of the latest prospectus: 0.58%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 15.02% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of US dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes US Treasury bonds, investment-grade and high yield US corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI ACWI Index and the Bloomberg U.S. Universal Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class R6	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,798	$9,917	$9,964	$9,937
'15	$9,657	$9,739	$9,914	$9,811
'16	$9,396	$9,151	$10,023	$9,497
'16	$9,396	$9,088	$10,094	$9,487
'16	$9,841	$9,762	$10,218	$9,953
'16	$9,921	$9,906	$10,288	$10,070
'16	$9,979	$9,918	$10,296	$10,082
'16	$10,071	$9,858	$10,477	$10,122
'16	$10,314	$10,283	$10,563	$10,417
'16	$10,406	$10,318	$10,575	$10,443
'16	$10,412	$10,381	$10,577	$10,483
'16	$10,296	$10,205	$10,507	$10,349
'16	$10,389	$10,282	$10,271	$10,303
'16	$10,593	$10,504	$10,301	$10,449
'17	$10,757	$10,792	$10,338	$10,635
'17	$11,026	$11,094	$10,418	$10,846
'17	$11,097	$11,230	$10,414	$10,925
'17	$11,203	$11,405	$10,500	$11,064
'17	$11,392	$11,657	$10,581	$11,245
'17	$11,392	$11,710	$10,572	$11,273
'17	$11,641	$12,037	$10,625	$11,484
'17	$11,677	$12,083	$10,717	$11,550
'17	$11,888	$12,317	$10,679	$11,668
'17	$12,020	$12,573	$10,692	$11,818
'17	$12,223	$12,816	$10,676	$11,948
'17	$12,374	$13,023	$10,723	$12,085
'18	$12,749	$13,757	$10,620	$12,442
'18	$12,270	$13,180	$10,519	$12,084
'18	$12,112	$12,897	$10,572	$11,955
'18	$12,151	$13,021	$10,501	$11,992
'18	$12,125	$13,037	$10,559	$12,029
'18	$12,134	$12,966	$10,543	$11,984
'18	$12,437	$13,357	$10,565	$12,210
'18	$12,503	$13,462	$10,618	$12,293
'18	$12,565	$13,521	$10,572	$12,304
'18	$11,939	$12,508	$10,484	$11,707
'18	$12,032	$12,690	$10,531	$11,833
'18	$11,432	$11,797	$10,695	$11,401
'19	$12,182	$12,728	$10,843	$12,002
'19	$12,400	$13,069	$10,855	$12,199
'19	$12,573	$13,233	$11,051	$12,381
'19	$12,848	$13,680	$11,066	$12,638
'19	$12,518	$12,868	$11,236	$12,259
'19	$12,982	$13,711	$11,395	$12,807
'19	$12,996	$13,751	$11,429	$12,846
'19	$12,996	$13,425	$11,687	$12,781
'19	$13,200	$13,707	$11,637	$12,920
'19	$13,368	$14,082	$11,674	$13,150
'19	$13,480	$14,426	$11,672	$13,342
'19	$13,739	$14,934	$11,689	$13,631
'20	$13,682	$14,769	$11,899	$13,638
'20	$13,089	$13,576	$12,077	$13,050
'20	$11,618	$11,744	$11,841	$11,936
'20	$12,304	$13,002	$12,079	$12,803
'20	$12,660	$13,567	$12,191	$13,188
'20	$12,930	$14,000	$12,293	$13,492
'20	$13,419	$14,741	$12,509	$14,015
'20	$13,866	$15,643	$12,437	$14,491
'20	$13,596	$15,139	$12,414	$14,203
'20	$13,407	$14,771	$12,370	$13,979
'20	$14,438	$16,591	$12,531	$15,071
'20	$14,892	$17,362	$12,575	$15,509
'21	$14,833	$17,283	$12,496	$15,431
'21	$14,994	$17,683	$12,334	$15,565
'21	$15,261	$18,155	$12,191	$15,742
'21	$15,686	$18,949	$12,293	$16,207
'21	$15,906	$19,244	$12,340	$16,384
'21	$16,094	$19,498	$12,430	$16,563
'21	$16,197	$19,632	$12,555	$16,700
'21	$16,404	$20,123	$12,547	$16,947
'21	$15,919	$19,292	$12,440	$16,468
'21	$16,335	$20,277	$12,429	$16,964
'21	$16,097	$19,789	$12,444	$16,729
'21	$16,513	$20,580	$12,436	$17,127
'22	$16,029	$19,569	$12,163	$16,474
'22	$15,674	$19,064	$11,998	$16,133
'22	$15,737	$19,477	$11,676	$16,174
'22	$14,812	$17,918	$11,240	$15,157
'22	$14,942	$17,939	$11,302	$15,211
'22	$13,962	$16,427	$11,076	$14,319
'22	$14,600	$17,574	$11,355	$15,063
'22	$14,109	$16,927	$11,060	$14,576
'22	$13,053	$15,306	$10,583	$13,486
'22	$13,466	$16,230	$10,467	$13,912
'22	$14,357	$17,489	$10,857	$14,770
'22	$14,016	$16,801	$10,820	$14,402
'23	$14,781	$18,005	$11,156	$15,199
'23	$14,349	$17,489	$10,882	$14,790
'23	$14,652	$18,028	$11,137	$15,208
'23	$14,770	$18,287	$11,205	$15,378
'23	$14,585	$18,092	$11,089	$15,218
'23	$15,126	$19,142	$11,072	$15,735
'23	$15,498	$19,843	$11,083	$16,085
'23	$15,210	$19,288	$11,016	$15,777
'23	$14,733	$18,491	$10,753	$15,236
'23	$14,341	$17,935	$10,592	$14,871
'23	$15,433	$19,590	$11,068	$15,960
'23	$16,140	$20,531	$11,488	$16,663
'24	$16,226	$20,651	$11,461	$16,707
'24	$16,467	$21,538	$11,323	$17,053
'24	$16,929	$22,214	$11,435	$17,441
'24	$16,373	$21,481	$11,167	$16,934
'24	$16,842	$22,353	$11,352	$17,459
'24	$17,179	$22,851	$11,456	$17,756
'24	$17,460	$23,220	$11,716	$18,091
'24	$17,740	$23,809	$11,889	$18,481
'24	$18,085	$24,362	$12,052	$18,842
'24	$17,660	$23,816	$11,778	$18,419
'24	$18,050	$24,706	$11,902	$18,910
'24	$17,639	$24,122	$11,722	$18,529
'25	$18,082	$24,931	$11,793	$18,947
'25	$18,041	$24,781	$12,037	$19,032
'25	$17,619	$23,802	$12,034	$18,579
'25	$17,619	$24,024	$12,077	$18,709
'25	$18,371	$25,405	$12,015	$19,318
'25	$18,917	$26,546	$12,203	$19,968
'25	$18,897	$26,906	$12,185	$20,119
'25	$19,307	$27,570	$12,331	$20,515
'25	$19,918	$28,569	$12,462	$21,051
'25	$20,313	$29,208	$12,544	$21,389

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	15.02%	8.66%	7.34%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-R6

R-103423-2 (12/25)

DWS Global Income Builder Fund

Class S: KTRSX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$76	0.71%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 14.83% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

MSCI ACWI Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of US dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes US Treasury bonds, investment-grade and high yield US corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI ACWI Index and the Bloomberg U.S. Universal Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$10,000	$10,000	$10,000	$10,000
'15	$9,798	$9,917	$9,964	$9,937
'15	$9,660	$9,739	$9,914	$9,811
'16	$9,400	$9,151	$10,023	$9,497
'16	$9,400	$9,088	$10,094	$9,487
'16	$9,836	$9,762	$10,218	$9,953
'16	$9,915	$9,906	$10,288	$10,070
'16	$9,984	$9,918	$10,296	$10,082
'16	$10,068	$9,858	$10,477	$10,122
'16	$10,321	$10,283	$10,563	$10,417
'16	$10,402	$10,318	$10,575	$10,443
'16	$10,418	$10,381	$10,577	$10,483
'16	$10,291	$10,205	$10,507	$10,349
'16	$10,395	$10,282	$10,271	$10,303
'16	$10,597	$10,504	$10,301	$10,449
'17	$10,749	$10,792	$10,338	$10,635
'17	$11,017	$11,094	$10,418	$10,846
'17	$11,098	$11,230	$10,414	$10,925
'17	$11,204	$11,405	$10,500	$11,064
'17	$11,380	$11,657	$10,581	$11,245
'17	$11,380	$11,710	$10,572	$11,273
'17	$11,628	$12,037	$10,625	$11,484
'17	$11,664	$12,083	$10,717	$11,550
'17	$11,870	$12,317	$10,679	$11,668
'17	$12,001	$12,573	$10,692	$11,818
'17	$12,204	$12,816	$10,676	$11,948
'17	$12,350	$13,023	$10,723	$12,085
'18	$12,711	$13,757	$10,620	$12,442
'18	$12,234	$13,180	$10,519	$12,084
'18	$12,086	$12,897	$10,572	$11,955
'18	$12,112	$13,021	$10,501	$11,992
'18	$12,099	$13,037	$10,559	$12,029
'18	$12,104	$12,966	$10,543	$11,984
'18	$12,406	$13,357	$10,565	$12,210
'18	$12,458	$13,462	$10,618	$12,293
'18	$12,530	$13,521	$10,572	$12,304
'18	$11,907	$12,508	$10,484	$11,707
'18	$11,999	$12,690	$10,531	$11,833
'18	$11,385	$11,797	$10,695	$11,401
'19	$12,144	$12,728	$10,843	$12,002
'19	$12,361	$13,069	$10,855	$12,199
'19	$12,516	$13,233	$11,051	$12,381
'19	$12,803	$13,680	$11,066	$12,638
'19	$12,461	$12,868	$11,236	$12,259
'19	$12,932	$13,711	$11,395	$12,807
'19	$12,946	$13,751	$11,429	$12,846
'19	$12,932	$13,425	$11,687	$12,781
'19	$13,131	$13,707	$11,637	$12,920
'19	$13,298	$14,082	$11,674	$13,150
'19	$13,409	$14,426	$11,672	$13,342
'19	$13,676	$14,934	$11,689	$13,631
'20	$13,606	$14,769	$11,899	$13,638
'20	$13,030	$13,576	$12,077	$13,050
'20	$11,552	$11,744	$11,841	$11,936
'20	$12,232	$13,002	$12,079	$12,803
'20	$12,601	$13,567	$12,191	$13,188
'20	$12,864	$14,000	$12,293	$13,492
'20	$13,336	$14,741	$12,509	$14,015
'20	$13,779	$15,643	$12,437	$14,491
'20	$13,521	$15,139	$12,414	$14,203
'20	$13,320	$14,771	$12,370	$13,979
'20	$14,342	$16,591	$12,531	$15,071
'20	$14,802	$17,362	$12,575	$15,509
'21	$14,744	$17,283	$12,496	$15,431
'21	$14,903	$17,683	$12,334	$15,565
'21	$15,163	$18,155	$12,191	$15,742
'21	$15,585	$18,949	$12,293	$16,207
'21	$15,803	$19,244	$12,340	$16,384
'21	$15,984	$19,498	$12,430	$16,563
'21	$16,087	$19,632	$12,555	$16,700
'21	$16,292	$20,123	$12,547	$16,947
'21	$15,805	$19,292	$12,440	$16,468
'21	$16,218	$20,277	$12,429	$16,964
'21	$15,967	$19,789	$12,444	$16,729
'21	$16,389	$20,580	$12,436	$17,127
'22	$15,909	$19,569	$12,163	$16,474
'22	$15,557	$19,064	$11,998	$16,133
'22	$15,614	$19,477	$11,676	$16,174
'22	$14,699	$17,918	$11,240	$15,157
'22	$14,811	$17,939	$11,302	$15,211
'22	$13,852	$16,427	$11,076	$14,319
'22	$14,468	$17,574	$11,355	$15,063
'22	$13,998	$16,927	$11,060	$14,576
'22	$12,949	$15,306	$10,583	$13,486
'22	$13,341	$16,230	$10,467	$13,912
'22	$14,222	$17,489	$10,857	$14,770
'22	$13,897	$16,801	$10,820	$14,402
'23	$14,653	$18,005	$11,156	$15,199
'23	$14,209	$17,489	$10,882	$14,790
'23	$14,521	$18,028	$11,137	$15,208
'23	$14,637	$18,287	$11,205	$15,378
'23	$14,455	$18,092	$11,089	$15,218
'23	$14,967	$19,142	$11,072	$15,735
'23	$15,351	$19,843	$11,083	$16,085
'23	$15,067	$19,288	$11,016	$15,777
'23	$14,590	$18,491	$10,753	$15,236
'23	$14,185	$17,935	$10,592	$14,871
'23	$15,281	$19,590	$11,068	$15,960
'23	$15,973	$20,531	$11,488	$16,663
'24	$16,041	$20,651	$11,461	$16,707
'24	$16,296	$21,538	$11,323	$17,053
'24	$16,746	$22,214	$11,435	$17,441
'24	$16,198	$21,481	$11,167	$16,934
'24	$16,660	$22,353	$11,352	$17,459
'24	$16,970	$22,851	$11,456	$17,756
'24	$17,264	$23,220	$11,716	$18,091
'24	$17,541	$23,809	$11,889	$18,481
'24	$17,875	$24,362	$12,052	$18,842
'24	$17,455	$23,816	$11,778	$18,419
'24	$17,822	$24,706	$11,902	$18,910
'24	$17,409	$24,122	$11,722	$18,529
'25	$17,865	$24,931	$11,793	$18,947
'25	$17,825	$24,781	$12,037	$19,032
'25	$17,402	$23,802	$12,034	$18,579
'25	$17,402	$24,024	$12,077	$18,709
'25	$18,143	$25,405	$12,015	$19,318
'25	$18,676	$26,546	$12,203	$19,968
'25	$18,655	$26,906	$12,185	$20,119
'25	$19,060	$27,570	$12,331	$20,515
'25	$19,655	$28,569	$12,462	$21,051
'25	$20,043	$29,208	$12,544	$21,389

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	14.83%	8.52%	7.20%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-S

R-103423-2 (12/25)

DWS Global Income Builder Fund

Institutional Class: KTRIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2024 to October 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.68%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 14.77% for the period ended October 31, 2025. The Fund's broad-based indices, the MSCI ACWI Index and the Bloomberg U.S. Universal Index, returned 22.64% and 6.51%, respectively for the same period, while the Fund's additional, more narrowly based index, the Blended Index 60/40, returned 16.12%.

The Fund’s high-level allocation was a key contributor to performance relative to the Blended Index. The Fund was overweight in equities relative to bonds, which positioned it to capitalize on the strong gains for the former category in the annual period.

Overweights in Germany and Japan helped performance within the equity portfolio. Stock selection also aided results, led by positions in Netflix* and the Chinese internet company Tencent Holdings Ltd. (0.9%). On the other hand, an overweight in Europe and an underweight in the strong-performing information technology sector detracted. Positions in Pfizer, Inc. (0.3%) and Occidental Petroleum Corp. (0.3%) detracted, as well. The Fund achieved a portion of its equity allocation using index futures, a form of derivative. Index futures contributed positively. The use of futures instead of traditional equities provided cash to invest in fixed-income instruments, which generated additional yield.

An overweight in investment-grade corporate issues, particularly those rated BBB, was the primary contributor in fixed income. Overweights in high yield bonds and collateralized loan obligations also contributed, as did overweights in commercial mortgage-backed securities and asset-backed securities. However, an underweight in mortgage-backed securities detracted. A position in an exchange-traded fund invested in convertible bonds also had an adverse affect on performance. The Fund used fixed-income derivatives to manage its positioning, which contributed to results in the aggregate.

The Fund purchased foreign-currency forward contracts to manage its currency exposure. In total, these positions had a slightly negative impact on relative performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

MSCI ACWI Index is an unmanaged equity index which captures large and mid-capitalization representation across developed markets and emerging markets countries. It covers approximately 85% of the global investable equity opportunity set.

Bloomberg U.S. Universal Index measures the performance of US dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes US Treasury bonds, investment-grade and high yield US corporate bonds, mortgage-backed securities, and Eurodollar bonds.

The MSCI ACWI Index and the Bloomberg U.S. Universal Index are required broad-based indices that represent the Fund's overall equity and debt markets, respectively.

The Blended Index 60/40 consists of an equally weighted blend of 60% MSCI ACWI Index and 40% Bloomberg U.S. Universal Index.

The Blended Index 60/40 is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	MSCI ACWI Index	Bloomberg U.S. Universal Index	Blended Index 60/40
'15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
'15	$979,775	$991,744	$996,353	$993,655
'15	$967,239	$973,860	$991,376	$981,099
'16	$941,128	$915,126	$1,002,320	$949,701
'16	$941,128	$908,827	$1,009,440	$948,739
'16	$984,867	$976,180	$1,021,811	$995,343
'16	$992,874	$990,590	$1,028,773	$1,006,977
'16	$998,593	$991,842	$1,029,577	$1,008,181
'16	$1,008,248	$985,834	$1,047,703	$1,012,231
'16	$1,032,474	$1,028,320	$1,056,336	$1,041,683
'16	$1,041,703	$1,031,778	$1,057,475	$1,044,270
'16	$1,042,252	$1,038,101	$1,057,726	$1,048,324
'16	$1,030,645	$1,020,482	$1,050,709	$1,034,896
'16	$1,041,091	$1,028,237	$1,027,092	$1,030,288
'16	$1,060,238	$1,050,449	$1,030,143	$1,044,869
'17	$1,076,621	$1,079,172	$1,033,777	$1,063,470
'17	$1,103,537	$1,109,444	$1,041,753	$1,084,638
'17	$1,110,569	$1,123,016	$1,041,404	$1,092,502
'17	$1,121,168	$1,140,518	$1,050,045	$1,106,420
'17	$1,140,011	$1,165,704	$1,058,146	$1,124,532
'17	$1,139,985	$1,171,005	$1,057,249	$1,127,264
'17	$1,164,897	$1,203,731	$1,062,515	$1,148,372
'17	$1,167,269	$1,208,343	$1,071,682	$1,155,031
'17	$1,189,259	$1,231,688	$1,067,910	$1,166,778
'17	$1,201,223	$1,257,264	$1,069,192	$1,181,838
'17	$1,221,563	$1,281,602	$1,067,574	$1,194,826
'17	$1,236,274	$1,302,264	$1,072,280	$1,208,515
'18	$1,273,776	$1,375,733	$1,061,962	$1,244,246
'18	$1,225,929	$1,317,955	$1,051,892	$1,208,412
'18	$1,209,747	$1,289,742	$1,057,197	$1,195,469
'18	$1,213,662	$1,302,058	$1,050,143	$1,199,238
'18	$1,211,052	$1,303,684	$1,055,870	$1,202,862
'18	$1,211,569	$1,296,624	$1,054,339	$1,198,383
'18	$1,243,175	$1,335,726	$1,056,546	$1,221,025
'18	$1,248,442	$1,346,220	$1,061,751	$1,229,296
'18	$1,254,329	$1,352,079	$1,057,201	$1,230,433
'18	$1,191,812	$1,250,756	$1,048,357	$1,170,745
'18	$1,201,123	$1,269,049	$1,053,072	$1,183,325
'18	$1,140,901	$1,179,664	$1,069,548	$1,140,110
'19	$1,217,052	$1,272,810	$1,084,295	$1,200,168
'19	$1,237,449	$1,306,854	$1,085,477	$1,219,928
'19	$1,254,457	$1,323,289	$1,105,078	$1,238,096
'19	$1,281,907	$1,367,971	$1,106,625	$1,263,781
'19	$1,248,967	$1,286,824	$1,123,577	$1,225,915
'19	$1,294,880	$1,371,085	$1,139,469	$1,280,741
'19	$1,296,264	$1,375,102	$1,142,861	$1,284,574
'19	$1,296,264	$1,342,481	$1,168,721	$1,278,084
'19	$1,316,250	$1,370,729	$1,163,658	$1,292,031
'19	$1,333,018	$1,408,244	$1,167,418	$1,315,037
'19	$1,344,196	$1,442,621	$1,167,185	$1,334,168
'19	$1,371,039	$1,493,423	$1,168,924	$1,363,063
'20	$1,363,993	$1,476,927	$1,189,904	$1,363,834
'20	$1,306,221	$1,357,636	$1,207,721	$1,305,007
'20	$1,157,943	$1,174,351	$1,184,130	$1,193,566
'20	$1,226,225	$1,300,153	$1,207,850	$1,280,310
'20	$1,263,211	$1,356,698	$1,219,131	$1,318,800
'20	$1,289,737	$1,400,048	$1,229,303	$1,349,185
'20	$1,337,080	$1,474,092	$1,250,897	$1,401,493
'20	$1,381,554	$1,564,314	$1,243,684	$1,449,112
'20	$1,355,890	$1,513,875	$1,241,443	$1,420,340
'20	$1,335,653	$1,477,075	$1,237,006	$1,397,912
'20	$1,438,284	$1,659,144	$1,253,148	$1,507,052
'20	$1,483,254	$1,736,177	$1,257,475	$1,550,906
'21	$1,478,896	$1,728,281	$1,249,571	$1,543,053
'21	$1,494,876	$1,768,314	$1,233,448	$1,556,529
'21	$1,521,095	$1,815,545	$1,219,094	$1,574,239
'21	$1,563,429	$1,894,925	$1,229,345	$1,620,706
'21	$1,585,326	$1,924,415	$1,234,034	$1,638,440
'21	$1,603,644	$1,949,774	$1,243,030	$1,656,277
'21	$1,612,463	$1,963,209	$1,255,512	$1,670,047
'21	$1,634,511	$2,012,347	$1,254,674	$1,694,651
'21	$1,585,871	$1,929,217	$1,243,960	$1,646,847
'21	$1,627,293	$2,027,691	$1,242,943	$1,696,419
'21	$1,602,144	$1,978,863	$1,244,444	$1,672,889
'21	$1,643,112	$2,058,019	$1,243,605	$1,712,671
'22	$1,596,533	$1,956,945	$1,216,340	$1,647,399
'22	$1,559,591	$1,906,403	$1,199,756	$1,613,333
'22	$1,567,083	$1,947,694	$1,167,568	$1,617,432
'22	$1,475,091	$1,791,797	$1,124,021	$1,515,675
'22	$1,486,388	$1,793,894	$1,130,206	$1,521,060
'22	$1,388,573	$1,642,675	$1,107,622	$1,431,885
'22	$1,452,060	$1,757,387	$1,135,470	$1,506,346
'22	$1,404,852	$1,692,689	$1,105,952	$1,457,635
'22	$1,297,863	$1,530,649	$1,058,303	$1,348,649
'22	$1,338,883	$1,623,019	$1,046,691	$1,391,246
'22	$1,427,486	$1,748,906	$1,085,718	$1,476,981
'22	$1,393,279	$1,680,085	$1,082,030	$1,440,160
'23	$1,470,959	$1,800,508	$1,115,595	$1,519,933
'23	$1,426,335	$1,748,905	$1,088,183	$1,478,953
'23	$1,457,811	$1,802,828	$1,113,711	$1,520,765
'23	$1,469,460	$1,828,739	$1,120,514	$1,537,771
'23	$1,451,155	$1,809,152	$1,108,897	$1,521,814
'23	$1,502,793	$1,914,193	$1,107,174	$1,573,483
'23	$1,541,413	$1,984,268	$1,108,275	$1,608,488
'23	$1,512,868	$1,928,820	$1,101,601	$1,577,706
'23	$1,463,404	$1,849,062	$1,075,333	$1,523,568
'23	$1,424,448	$1,793,467	$1,059,162	$1,487,119
'23	$1,532,848	$1,958,997	$1,106,829	$1,596,013
'23	$1,604,353	$2,053,095	$1,148,827	$1,666,308
'24	$1,611,180	$2,065,131	$1,146,078	$1,670,697
'24	$1,636,781	$2,153,753	$1,132,337	$1,705,254
'24	$1,682,280	$2,221,374	$1,143,455	$1,744,103
'24	$1,627,179	$2,148,084	$1,116,734	$1,693,436
'24	$1,673,670	$2,235,325	$1,135,245	$1,745,895
'24	$1,705,042	$2,285,110	$1,145,623	$1,775,643
'24	$1,734,619	$2,321,963	$1,171,626	$1,809,121
'24	$1,762,457	$2,380,933	$1,188,873	$1,848,077
'24	$1,794,541	$2,436,245	$1,205,179	$1,884,247
'24	$1,754,116	$2,381,559	$1,177,806	$1,841,926
'24	$1,791,026	$2,470,638	$1,190,223	$1,891,048
'24	$1,749,614	$2,412,154	$1,172,247	$1,852,911
'25	$1,795,499	$2,493,120	$1,179,311	$1,894,706
'25	$1,791,509	$2,478,101	$1,203,694	$1,903,200
'25	$1,749,035	$2,380,204	$1,203,407	$1,857,898
'25	$1,747,020	$2,402,403	$1,207,657	$1,870,919
'25	$1,821,575	$2,540,490	$1,201,532	$1,931,808
'25	$1,875,398	$2,654,561	$1,220,251	$1,996,792
'25	$1,873,362	$2,690,562	$1,218,509	$2,011,900
'25	$1,914,087	$2,756,994	$1,233,145	$2,051,463
'25	$1,974,053	$2,856,913	$1,246,210	$2,105,111
'25	$2,013,164	$2,920,810	$1,254,440	$2,138,921

Yearly periods ended October 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	14.77%	8.55%	7.25%
MSCI ACWI Index	22.64%	14.61%	11.31%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Blended Index 60/40	16.12%	8.88%	7.90%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	613,524,503
Number of Portfolio Holdings	354
Portfolio Turnover Rate (%)	191
Total Net Advisory Fees Paid ($)	2,165,883

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	59%
Corporate Bonds	22%
Government & Agency Obligations	16%
Asset-Backed	7%
Mortgage-Backed Securities Pass-Throughs	5%
Collateralized Mortgage Obligations	4%
Exchange-Traded Funds	3%
Commercial Mortgage-Backed Securities	2%
Loan Participations and Assignments	0%
Equity Exposure	70%
Common Stocks	35%
Equity Index Futures	32%
Preferred Stocks	3%
Warrants	0%
Rights	0%
Cash Equivalents	7%
Cash Equivalents	7%
Other Assets and Liabilities, Net	(4%)

Geographical Diversification

Country	% of Net Assets
United States	92%
Non US	36%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DGIBF-TSRA-I

R-103423-2 (12/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Global income builder Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended October 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$89,311	$0	$8,948	$0
2024	$89,311	$0	$8,948	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended October 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$813,563	$0
2024	$0	$560,206	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended October 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$8,948	$813,563	$0	$822,511
2024	$8,948	$560,206	$0	$569,154

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

October 31, 2025
Annual Financial Statements and Other Information
DWS Global Income Builder Fund

Contents
3	Investment Portfolio
25	Statement of Assets and Liabilities
27	Statement of Operations
28	Statements of Changes in Net Assets
29	Financial Highlights
34	Notes to Financial Statements
53	Report of Independent Registered Public Accounting Firm
55	Tax Information
56	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Global Income Builder Fund

Investment Portfolioas of October 31, 2025

	Shares	Value ($)
Common Stocks 34.5%
Communication Services 3.2%
Entertainment 0.2%
NetEase, Inc. (ADR)	5,500	770,550
Walt Disney Co.	7,000	788,340
		1,558,890
Interactive Media & Services 2.9%
Alphabet, Inc. “A”	21,017	5,909,770
Alphabet, Inc. “C”	21,129	5,954,575
Tencent Holdings Ltd. (ADR)	71,400	5,809,818
		17,674,163
Wireless Telecommunication Services 0.1%
America Movil SAB de CV (ADR)	21,100	480,447
Consumer Discretionary 3.5%
Automobile Components 0.6%
Aptiv PLC*	43,000	3,487,300
Automobiles 0.7%
Ferrari NV	2,418	974,981
Mahindra & Mahindra Ltd. (GDR) REG S	87,919	3,490,384
		4,465,365
Broadline Retail 0.2%
Amazon.com, Inc.*	5,900	1,440,898
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.	891	4,524,266
Carnival Corp.*	45,700	1,317,531
Las Vegas Sands Corp.	54,000	3,204,900
		9,046,697
Specialty Retail 0.5%
Ulta Beauty, Inc.*	5,800	3,015,304
Consumer Staples 1.7%
Beverages 0.1%
Anheuser-Busch InBev SA	7,409	450,663
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	5,355	4,880,815
Food Products 0.0%
Nestle SA (Registered)	1,151	110,028
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	3

	Shares	Value ($)
Household Products 0.2%
Reckitt Benckiser Group PLC	16,088	1,229,631
Personal Care Products 0.2%
L’Oreal SA	1,804	752,663
Unilever PLC	4,326	259,485
		1,012,148
Tobacco 0.4%
Altria Group, Inc.	28,200	1,589,916
Japan Tobacco, Inc.	34,500	1,201,290
		2,791,206
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Cenovus Energy, Inc.	197,100	3,330,555
EOG Resources, Inc.	4,900	518,616
Phillips 66	24,400	3,321,816
		7,170,987
Financials 5.8%
Banks 1.2%
Bank Hapoalim BM	23,537	477,640
Danske Bank A/S	20,000	895,247
DBS Group Holdings Ltd.	20,300	840,690
Erste Group Bank AG	1,165	120,518
HSBC Holdings PLC	120,131	1,682,286
ING Groep NV	23,521	587,762
Itau Unibanco Holding SA (ADR) (Preferred)	130,300	959,008
Nordea Bank Abp	29,223	499,516
Skandinaviska Enskilda Banken AB “A”	82,749	1,581,430
		7,644,097
Capital Markets 1.0%
3i Group PLC	46,845	2,713,699
Coinbase Global, Inc. “A” *	6,700	2,303,326
Hong Kong Exchanges & Clearing Ltd.	16,300	889,260
		5,906,285
Consumer Finance 0.7%
American Express Co.	5,080	1,832,508
Synchrony Financial	34,992	2,602,705
		4,435,213
The accompanying notes are an integral part of the financial statements.

4	|	DWS Global Income Builder Fund

	Shares	Value ($)
Financial Services 0.4%
Block, Inc.*	27,300	2,073,162
PayPal Holdings, Inc.*	5,100	353,277
		2,426,439
Insurance 2.5%
Chubb Ltd.	1,600	443,104
Fairfax Financial Holdings Ltd.	300	487,061
Hannover Rueck SE	4,794	1,372,148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,792	2,968,653
Progressive Corp.	1,000	206,000
QBE Insurance Group Ltd.	192,509	2,495,460
Swiss Re AG	3,128	570,689
Travelers Companies, Inc.	24,100	6,473,742
		15,016,857
Health Care 2.9%
Health Care Equipment & Supplies 0.0%
Dexcom, Inc.*	5,500	320,210
Pharmaceuticals 2.9%
AstraZeneca PLC	5,667	936,814
Daiichi Sankyo Co., Ltd.	252,500	5,955,110
Eli Lilly & Co.	1,804	1,556,599
Novartis AG (Registered)	58,439	7,239,990
Pfizer, Inc.	82,310	2,028,942
		17,717,455
Industrials 3.6%
Aerospace & Defense 0.5%
Safran SA	8,039	2,857,377
Building Products 0.8%
Trane Technologies PLC	10,349	4,643,079
Construction & Engineering 0.3%
Ferrovial SE	26,195	1,609,492
Ground Transportation 1.6%
Central Japan Railway Co.	220,600	5,390,649
Uber Technologies, Inc.*	46,200	4,458,300
		9,848,949
Machinery 0.3%
Dover Corp.	11,900	2,159,374
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	5

	Shares	Value ($)
Passenger Airlines 0.0%
Ryanair Holdings PLC	7,033	213,543
Transportation Infrastructure 0.1%
Aena SME SA 144A	4,249	115,611
Transurban Group (Units)	46,041	435,343
		550,954
Information Technology 10.0%
Communications Equipment 0.8%
Arista Networks, Inc.*	29,128	4,593,194
Electronic Equipment, Instruments & Components 1.9%
Amphenol Corp. “A”	81,525	11,359,694
Hon Hai Precision Industry Co., Ltd. (GDR) REG S	8,470	140,123
		11,499,817
IT Services 0.4%
CGI, Inc.	1,300	113,135
Cognizant Technology Solutions Corp. “A”	5,500	400,840
MongoDB, Inc.*	5,700	2,050,974
		2,564,949
Semiconductors & Semiconductor Equipment 4.1%
ASML Holding NV	1,645	1,744,850
Broadcom, Inc.	15,490	5,725,569
First Solar, Inc.*	10,300	2,749,482
Lam Research Corp.	20,400	3,212,184
NVIDIA Corp.	40,199	8,139,896
NXP Semiconductors NV	2,900	606,448
QUALCOMM, Inc.	15,285	2,765,056
		24,943,485
Software 2.0%
Adobe, Inc.*	6,206	2,111,964
Autodesk, Inc.*	12,518	3,772,174
Intuit, Inc.	2,467	1,646,846
Microsoft Corp.	9,709	5,027,417
		12,558,401
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc.	900	243,333
Pure Storage, Inc. “A” *	19,200	1,895,040
Samsung Electronics Co., Ltd. (GDR) REG S	1,629	3,038,085
		5,176,458
The accompanying notes are an integral part of the financial statements.

6	|	DWS Global Income Builder Fund

	Shares	Value ($)
Materials 1.2%
Chemicals 0.1%
Corteva, Inc.	12,900	792,576
Metals & Mining 1.1%
Agnico Eagle Mines Ltd.	12,200	1,962,194
Gold Fields Ltd. (ADR)	28,487	1,094,186
Newmont Corp.	4,900	396,753
Nucor Corp.	20,500	3,076,025
		6,529,158
Real Estate 0.6%
Specialized REITs 0.6%
Equinix, Inc.	2,800	2,368,828
VICI Properties, Inc.	49,600	1,487,504
		3,856,332
Utilities 0.8%
Electric Utilities 0.6%
Constellation Energy Corp.	2,800	1,055,600
Edison International	49,300	2,730,234
Enel SpA	29,617	300,025
		4,085,859
Multi-Utilities 0.2%
Veolia Environnement SA	37,235	1,230,264
Total Common Stocks (Cost $181,806,313)		211,994,359
Preferred Stocks 2.6%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,278,000
Financials 1.8%
AGNC Investment Corp., Series C (REIT), 3 mo. USD Term SOFR + 5.373%, 9.262% (a)	64,439	1,640,617
Charles Schwab Corp., Series D, 5.95%	75,000	1,883,250
Fifth Third Bancorp., Series I, 3 mo. USD Term SOFR + 3.972%, 7.973% (a)	75,000	1,912,500
KeyCorp., Series E, 3 mo. USD Term SOFR + 4.154%, 6.125%	75,000	1,865,250
Morgan Stanley, Series K, 5.85%	75,000	1,829,250
Wells Fargo & Co., Series Y, 5.625%	75,000	1,851,000
		10,981,867
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	7

	Shares	Value ($)
Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,568,250
Prologis, Inc., Series Q (REIT), 8.54%	236	12,764
Simon Property Group, Inc., Series J (REIT), 8.375%	17,000	907,460
		2,488,474
Total Preferred Stocks (Cost $17,760,928)		15,748,341
Rights 0.0%
Health Care
ABIOMED, Inc.,* (b) (Cost $1,122)	1,100	1,122
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	1,205

	Principal Amount ($) (c)	Value ($)
Corporate Bonds 22.1%
Communication Services 0.9%
AT&T, Inc., 3.55%, 9/15/2055	570,000	390,866
Charter Communications Operating LLC:
5.85%, 12/1/2035 (d)	756,000	753,957
6.384%, 10/23/2035	400,000	414,341
Paramount Global:
4.2%, 6/1/2029	1,050,000	1,028,346
4.6%, 1/15/2045	320,000	243,199
4.95%, 1/15/2031	850,000	833,494
T-Mobile U.S.A., Inc., 6.0%, 6/15/2054	460,000	473,990
Videotron Ltd., 144A, 5.7%, 1/15/2035	930,000	951,271
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	755,000	691,533
		5,780,997
Consumer Discretionary 0.9%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	627,026
6.5%, 2/7/2035	940,000	972,854
6.798%, 11/7/2028	350,000	365,722
General Motors Co.:
5.625%, 4/15/2030	1,150,000	1,196,968
The accompanying notes are an integral part of the financial statements.

8	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
6.25%, 4/15/2035	580,000	616,648
Las Vegas Sands Corp., 5.625%, 6/15/2028	645,000	659,533
Marriott International, Inc., 5.5%, 4/15/2037	1,140,000	1,170,503
		5,609,254
Consumer Staples 0.2%
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	1,087,000	1,199,236
Energy 5.8%
BP Capital Markets PLC, 6.125%, Perpetual	1,575,000	1,643,796
Buckeye Partners LP, 144A, 6.75%, 2/1/2030	2,700,000	2,817,939
Cheniere Energy, Inc., 4.625%, 10/15/2028	1,765,000	1,761,154
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	567,938
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	2,000,000	1,957,314
144A, 5.8%, 12/15/2034	437,000	451,429
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,756,635
Enbridge, Inc., Series 20-A, 5.75%, 7/15/2080	1,350,000	1,359,148
Energy Transfer LP:
6.5%, 2/15/2056	1,370,000	1,357,591
Series B, 6.625%, Perpetual	735,000	733,870
7.125%, 10/1/2054 (d)	700,000	723,443
144A, 7.375%, 2/1/2031	500,000	520,868
8.0%, 5/15/2054	825,000	880,702
EQT Corp., 5.75%, 2/1/2034	1,235,000	1,292,729
Expand Energy Corp., 5.375%, 2/1/2029	1,080,000	1,080,450
HF Sinclair Corp.:
5.5%, 9/1/2032	780,000	793,169
5.75%, 1/15/2031	837,000	866,953
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	894,000	918,203
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,171,246
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,965,690
ONEOK, Inc., 144A, 6.5%, 9/1/2030	1,550,000	1,658,231
Petrobras Global Finance BV:
5.125%, 9/10/2030	1,100,000	1,085,150
6.25%, 1/10/2036	825,000	813,750
Phillips 66 Co.:
Series A, 5.875%, 3/15/2056	1,057,000	1,050,694
Series B, 6.2%, 3/15/2056	325,000	328,228
Plains All American Pipeline LP, 4.7%, 1/15/2031	338,000	338,739
Saudi Arabian Oil Co., 144A, 6.375%, 6/2/2055	1,105,000	1,191,294
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	1,000,963
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	9

	Principal Amount ($) (c)	Value ($)
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	940,000	829,651
Western Midstream Operating LP, 5.45%, 11/15/2034	525,000	524,027
		35,440,994
Financials 7.8%
Acrisure LLC, 144A, 6.75%, 7/1/2032	1,714,000	1,757,810
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	1,000,000	1,051,229
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	685,697
144A, 5.75%, 10/1/2031	593,000	617,112
Bank of Montreal, Series 6, 6.875%, 11/26/2085	500,000	515,620
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	770,000	791,195
Blackstone Private Credit Fund:
5.25%, 4/1/2030	700,000	697,069
6.0%, 11/22/2034 (d)	850,000	862,058
Block, Inc., 144A, 6.0%, 8/15/2033	141,000	144,172
BNP Paribas SA, 144A, 8.5%, Perpetual	1,020,000	1,079,758
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	900,000	916,567
Capital One Financial Corp., Series M, 3.95%, Perpetual (d)	1,520,000	1,493,738
Charles Schwab Corp.:
Series H, 4.0%, Perpetual	1,250,000	1,172,279
Series F, 5.0%, Perpetual	2,400,000	2,348,570
Citigroup, Inc.:
6.02%, 1/24/2036	950,000	993,881
Series EE, 6.75%, Perpetual	800,000	813,922
Series FF, 6.95%, Perpetual	800,000	822,973
Credit Agricole SA, 144A, 7.125%, Perpetual	800,000	824,497
First Citizens BancShares, Inc., 5.6%, 9/5/2035	1,250,000	1,245,464
Goldman Sachs BDC, Inc., 5.65%, 9/9/2030	880,000	885,808
HSBC Holdings PLC:
5.741%, 9/10/2036	609,000	622,210
6.95%, Perpetual	1,400,000	1,456,270
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual	1,491,000	1,547,490
Series NN, 6.875%, Perpetual (d)	2,000,000	2,107,090
Liberty Mutual Group, Inc., 144A, 4.125%, 12/15/2051	1,400,000	1,368,437
M&T Bank Corp., 5.385%, 1/16/2036	1,145,000	1,159,789
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	191,564
Morgan Stanley, 5.664%, 4/17/2036	800,000	842,385
Navient Corp., 5.5%, 3/15/2029 (d)	1,715,000	1,684,185
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	633,294
The accompanying notes are an integral part of the financial statements.

10	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Nordea Bank Abp, 144A, 6.3%, Perpetual (d)	1,700,000	1,729,721
Royal Bank of Canada, 6.35%, 11/24/2084	2,700,000	2,666,961
Societe Generale SA:
144A, 5.512%, 5/22/2031	1,260,000	1,295,567
144A, 6.221%, 6/15/2033 (d)	1,275,000	1,344,352
State Street Corp., Series K, 6.45%, Perpetual	1,491,000	1,549,201
Sumitomo Mitsui Financial Group, Inc., 6.45%, Perpetual	1,450,000	1,489,091
Synchrony Financial, 5.45%, 3/6/2031	1,030,000	1,047,742
The Goldman Sachs Group, Inc., Series Y, 6.125%, Perpetual (d)	1,385,000	1,412,172
Truist Financial Corp., Series N, 6.669%, Perpetual	2,000,000	2,008,282
UBS Group AG, 144A, 4.375%, Perpetual (d)	743,000	671,673
Wells Fargo & Co., 6.85%, Perpetual	1,250,000	1,312,816
		47,859,711
Health Care 0.4%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	830,000	795,763
CVS Health Corp.:
5.45%, 9/15/2035	498,000	508,506
6.2%, 9/15/2055	880,000	903,862
		2,208,131
Industrials 1.4%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	103,333	103,596
BNSF Funding Trust I, 6.613%, 12/15/2055	1,500,000	1,507,020
Boeing Co., 6.858%, 5/1/2054	1,200,000	1,365,849
Delta Air Lines, Inc., 3.75%, 10/28/2029 (d)	865,000	839,125
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050 (d)	239,000	152,739
Stanley Black & Decker, Inc., 5 yr. CMT + 2.657%, 6.707% (a), 3/15/2060 (d)	2,500,000	2,471,155
United Airlines Pass-Through Trust, “A” , Series 2023-1, 5.8%, 7/15/2037	1,306,160	1,363,071
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	636,343
		8,438,898
Information Technology 0.6%
AppLovin Corp., 5.95%, 12/1/2054	397,000	397,766
Foundry JV Holdco LLC, 144A, 6.1%, 1/25/2036	668,000	705,649
HP, Inc., 6.1%, 4/25/2035 (d)	810,000	860,168
Oracle Corp.:
5.375%, 9/27/2054	1,310,000	1,151,607
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Principal Amount ($) (c)	Value ($)
5.5%, 9/27/2064	400,000	348,770
5.95%, 9/26/2055	501,000	474,995
		3,938,955
Materials 1.0%
Celanese U.S. Holdings LLC:
6.665%, 7/15/2027	350,000	359,285
6.85%, 11/15/2028	270,000	279,671
Chemours Co., 5.375%, 5/15/2027	2,855,000	2,843,791
Corp. Nacional del Cobre de Chile, 144A, 5.95%, 1/8/2034	620,000	651,991
Dow Chemical Co., 5.65%, 3/15/2036 (d)	870,000	870,842
Olin Corp., 5.0%, 2/1/2030 (d)	1,050,000	1,021,130
		6,026,710
Real Estate 0.5%
CBRE Services, Inc., 5.5%, 6/15/2035	453,000	467,375
Iron Mountain, Inc., 144A, (REIT), 6.25%, 1/15/2033	2,800,000	2,863,636
		3,331,011
Utilities 2.6%
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	2,571,000	2,600,878
CMS Energy Corp., 3.75%, 12/1/2050	1,900,000	1,753,663
Dominion Energy, Inc., 6.625%, 5/15/2055	1,400,000	1,459,630
Exelon Corp., 6.5%, 3/15/2055	533,000	560,222
NextEra Energy Capital Holdings, Inc.:
6.375%, 8/15/2055	1,650,000	1,717,338
6.75%, 6/15/2054	537,000	580,798
NRG Energy, Inc.:
144A, 2.45%, 12/2/2027	1,370,000	1,313,546
144A, 5.407%, 10/15/2035	527,000	525,843
Pacific Gas and Electric Co., 5.9%, 10/1/2054	286,000	278,432
PacifiCorp, 5.8%, 1/15/2055	430,000	419,960
PG&E Corp., 7.375%, 3/15/2055	525,000	539,976
Sempra, 4.125%, 4/1/2052	1,800,000	1,755,557
Southern Co., Series 21-A, 3.75%, 9/15/2051	1,241,000	1,224,703
Southwestern Public Service Co., 6.0%, 6/1/2054	1,210,000	1,261,034
		15,991,580
Total Corporate Bonds (Cost $133,160,551)		135,825,477
The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Asset-Backed 7.0%
Automobile Receivables 1.2%
Ally Bank Auto Credit-Linked Notes:
“C” , Series 2024-B, 144A, 5.215%, 9/15/2032	157,792	158,438
“D” , Series 2024-B, 144A, 5.41%, 9/15/2032	157,792	158,356
Avis Budget Rental Car Funding AESOP LLC, “C” , Series 2022-5A, 144A, 6.24%, 4/20/2027	1,500,000	1,504,682
Bayview Opportunity Master Fund VII LLC, “B” , Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.483% (a), 12/26/2031	109,661	110,050
CPS Auto Receivables Trust, “C” , Series 2023-C, 144A, 6.27%, 10/15/2029	400,000	402,733
Exeter Automobile Receivables Trust, “C” , Series 2025-3A, 5.09%, 10/15/2031	272,000	274,386
Foursight Capital Automobile Receivables Trust, “C” , Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,529,294
Hertz Vehicle Financing III LLC, “C” , Series 2023-1A, 144A, 6.91%, 6/25/2027	1,720,000	1,731,264
Huntington Bank Auto Credit-Linked Notes:
“B1” , Series 2024-2, 144A, 5.442%, 10/20/2032	305,172	308,259
“B1” , Series 2024-1, 144A, 6.153%, 5/20/2032	239,805	243,451
Santander Drive Auto Receivables Trust, “C” , Series 2023-3, 5.77%, 11/15/2030	400,000	406,437
Securitized Term Auto Receivables Trust, “C” , Series 2025-A, 144A, 5.185%, 7/25/2031	306,004	308,170
		7,135,520
Credit Card Receivables 0.5%
Brex Commercial Charge Card Master Trust, “A1” , Series 2024-1, 144A, 6.05%, 7/15/2027	400,000	402,036
Continental Finance Credit Card ABS Master Trust, “A” , Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	405,365
Evergreen Credit Card Trust, “C” , Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	252,494
Mercury Financial Credit Card Master Trust, “A” , Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	804,790
Mission Lane Credit Card Master Trust, “A” , Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,006,762
		2,871,447
Home Equity Loans 0.3%
RCKT Mortgage Trust:
“A1A” , Series 2024-CES7, 144A, 5.158%, 10/25/2044	920,943	921,158
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Principal Amount ($) (c)	Value ($)
“A1B” , Series 2024-CES9, 144A, 5.683%, 12/25/2044	462,182	465,618
Towd Point Mortgage Trust, “A1” , Series 2025-CRM1, 144A, 5.799%, 1/25/2065	765,455	773,001
		2,159,777
Miscellaneous 5.0%
Allegro CLO V-S Ltd., “B1” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.765% (a), 7/24/2037	2,200,000	2,205,685
Apidos CLO XVIII-R, “A2R2” , Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.437% (a), 1/22/2038	1,000,000	1,001,271
Apidos CLO XXIV Ltd., “A1AL” , Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.096% (a), 10/20/2030	680,969	681,192
ARES LIX CLO Ltd., “C2” , Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	825,426
ARES LXXVII CLO Ltd., “A2” , Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.494% (a), 7/15/2038	750,000	751,562
ARES XLI CLO Ltd., “BR” , Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 5.616% (a), 4/15/2034	2,000,000	2,009,138
Balboa Bay Loan Funding Ltd., “A1” , Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.51%, 5.394% (a), 7/20/2037	500,000	501,447
CF Hippolyta Issuer LLC, “B1” , Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,275,122
Cloud Capital Holdco LP, “A2” , Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	607,375
Compass Datacenters Issuer III LLC, “A2” , Series 2025-3A, 144A, 5.286%, 7/25/2050	504,000	509,166
Elmwood CLO 43 Ltd., “B” , Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.019% (a), 7/20/2038	522,000	523,937
Frontier Issuer LLC, “A2” , Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	506,219
HINNT LLC, “B” , Series 2024-A, 144A, 5.84%, 3/15/2043	199,003	202,207
HPEFS Equipment Trust, “C” , Series 2025-2A, 144A, 4.41%, 11/22/2032	500,000	498,700
Jersey Mike’s Funding LLC, “A2” , Series 2024-1A, 144A, 5.636%, 2/15/2055	597,000	606,100
Mosaic Solar Loan Trust, “B” , Series 2023-1A, 144A, 6.92%, 6/20/2053	1,170,732	924,884
MVW LLC, “B” , Series 2025-1A, 144A, 5.21%, 9/22/2042	434,664	440,829
Octagon 63 Ltd., “A2” , Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 5.594% (a), 7/20/2037	1,900,000	1,903,219
Rad CLO 23 Ltd., “A1” , Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.484% (a), 4/20/2037	3,500,000	3,511,889
The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Regatta 34 Funding Ltd., “A2” , Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.868% (a), 7/20/2038	650,000	651,921
RR 35 Ltd., “A2” , Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.605% (a), 1/15/2040	1,000,000	1,004,214
SERVPRO Master Issuer LLC, “A2” , Series 2025-1A, 144A, 5.525%, 10/25/2055 (e)	1,250,000	1,250,000
Sixth Street CLO 29 Ltd., “B” , Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.972% (a), 7/17/2038	500,000	501,087
Sixth Street CLO XIV Ltd., “A2R2” , Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.27% (a), 1/20/2038	1,600,000	1,595,122
Sound Point CLO XXXII Ltd., “B1” , Series 2021-4A, 144A, 3 mo. USD Term SOFR + 2.012%, 5.87% (a), 10/25/2034	500,000	500,525
Switch ABS Issuer LLC:
“A2” , Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	401,458
“A2” , Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	813,618
Taco Bell Funding LLC, “A2II” , Series 2025-1A, 144A, 5.049%, 8/25/2055	625,000	623,609
Texas Debt Capital CLO Ltd., “A2R” , Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.434% (a), 7/20/2038	1,500,000	1,501,070
TICP CLO XI Ltd., “AR” , Series 2018-11A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.388% (a), 4/25/2037	800,000	801,854
Wingstop Funding LLC, “A2” , Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	411,896
		30,541,742
Total Asset-Backed (Cost $43,374,828)		42,708,486
Mortgage-Backed Securities Pass-Throughs 4.9%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,782,728	3,904,360
Federal National Mortgage Association:
5.0%, 11/1/2055, TBA	2,100,000	2,089,458
5.5%, 11/1/2055, TBA	4,700,000	4,748,739
6.0%, 2/1/2055	1,427,744	1,471,290
6.0%, 11/1/2055, TBA	10,500,000	10,736,565
Government National Mortgage Association:
5.5%, 11/1/2055, TBA	7,000,000	7,056,980
6.5%, 8/20/2034	10,038	10,728
Total Mortgage-Backed Securities Pass-Throughs (Cost $29,913,986)		30,018,120
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Principal Amount ($) (c)	Value ($)
Commercial Mortgage-Backed Securities 2.5%
20 Times Square Trust, “C” , Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	800,000	750,000
2023-MIC Trust, “B” , Series 2023-MIC, 144A, 9.532% (a), 12/5/2038	900,000	973,600
BAHA Trust, “A” , Series 2024-MAR, 144A, 5.972% (a), 12/10/2041	524,000	541,988
Benchmark Mortgage Trust, “A4” , Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	348,891
BPR Trust:
“B” , Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.297% (a), 9/15/2038	600,000	598,500
“A” , Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	546,411
BX Trust, “D” , Series 2019-OC11, 144A, 3.944% (a), 12/9/2041	700,000	662,848
BXP Trust, “B” , Series 2021-601L, 144A, 2.775% (a), 1/15/2044	750,000	649,357
CSAIL Commercial Mortgage Trust, “AS” , Series 2016-C6, 3.346%, 1/15/2049	500,000	491,917
Fontainebleau Miami Beach Mortgage Trust, “B” , Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.882% (a), 12/15/2039	563,000	564,056
Freddie Mac Multifamily Structured Credit Risk, “M2” , Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 7.933% (a), 1/25/2051	1,098,000	1,137,187
Hudson Yards Mortgage Trust, “C” , Series 2025-SPRL, 144A, 5.952% (a), 1/13/2040	225,000	232,579
IRV Trust, “C” , Series 2025-200P, 144A, 5.73% (a), 3/14/2047	667,000	674,423
JPMorgan Chase Commercial Mortgage Securities Trust:
“A” , Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	840,350
“A” , Series 2016-NINE, 144A, 2.854% (a), 9/6/2038	750,000	737,927
“A” , Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	472,214
“A” , Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.289% (a), 6/15/2035	1,550,537	1,303,293
JW Commercial Mortgage Trust, “B” , Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 5.973% (a), 6/15/2039	970,000	971,516
KIND Trust, “A” , Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.1% (a), 8/15/2038	396,688	394,438
ROCK Trust, “A” , Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	651,711
SWCH Commercial Mortgage Trust, “A” , Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.475% (a), 2/15/2042	800,000	795,000
The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
U.S. Bank C&I Credit-Linked Notes, “C” , Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 6.083% (a), 9/25/2032	728,960	729,682
WHARF Commercial Mortgage Trust, “B” , Series 2025-DC, 144A, 5.544%, 7/15/2040	200,000	203,993
Total Commercial Mortgage-Backed Securities (Cost $14,664,564)		15,271,881
Collateralized Mortgage Obligations 3.8%
Federal Home Loan Mortgage Corp.:
“DI” , Series 5011, Interest Only, 2.0%, 7/25/2050	2,759,599	375,178
“MI” , Series 5034, Interest Only, 2.0%, 11/25/2050	1,891,789	253,543
Federal National Mortgage Association:
“AO” , Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,439,045	1,263,985
“I” , Series 2003-84, Interest Only, 6.0%, 9/25/2033	81,173	11,871
“FE” , Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (a), 12/25/2054	1,298,490	1,312,747
“FG” , Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.083% (a), 11/25/2053	10,792,835	10,910,668
Freddie Mac Structured Agency Credit Risk Debt Notes, “M2” , Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.747% (a), 3/25/2049	708,089	717,645
Government National Mortgage Association:
“IO” , Series 2021-19, Interest Only, 2.0%, 1/20/2051	3,260,862	389,594
“QI” , Series 2021-225, Interest Only, 2.5%, 12/20/2051	3,664,987	490,622
“SG” , Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 4.416% (a), 4/20/2055	2,370,681	2,359,831
“AZ” , Series 2023-120, 5.5%, 8/20/2053	1,126,251	1,130,398
“UZ” , Series 2025-41, 6.0%, 3/20/2055	712,392	712,010
JPMorgan Mortgage Trust:
“A11” , Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.433% (a), 12/25/2054	543,696	542,503
“A1” , Series 2025-DSC1, 144A, 5.577%, 9/25/2065	763,113	769,230
Sequoia Mortgage Trust, “A3” , Series 2024-INV1, 144A, 5.5%, 10/25/2054	1,147,681	1,156,004
Western Alliance Bank, “M1” , Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.333% (a), 7/25/2059	845,363	887,482
Total Collateralized Mortgage Obligations (Cost $22,784,306)		23,283,311
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

	Principal Amount ($) (c)		Value ($)
Government & Agency Obligations 15.6%
Sovereign Bonds 2.9%
African Development Bank, 5.875%, Perpetual		2,150,000	2,146,491
Brazilian Government International Bond, 6.0%, 10/20/2033		950,000	971,375
Colombia Government International Bond, 5.0%, 9/19/2032	EUR	3,850,000	4,341,427
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		994,000	1,009,805
Indonesia Government International Bond, 4.75%, 9/10/2034		1,700,000	1,708,672
Mexico Cetes, Zero Coupon, 3/5/2026	MXN	117,000,000	6,145,541
Mexico Government International Bond:
5.375%, 3/22/2033		399,000	398,681
6.0%, 5/7/2036		260,000	266,058
6.875%, 5/13/2037		538,000	582,788
			17,570,838
U.S. Treasury Obligations 12.7%
U.S. Treasury Bills, 3.613% (f), 8/6/2026 (g)		20,000,000	19,446,773
U.S. Treasury Bonds, 4.625%, 2/15/2055		2,665,300	2,645,727
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 3.948% (a), 7/31/2026		6,100,000	6,100,013
3 mo. Treasury money market yield + 0.245%, 4.011% (a), 1/31/2026		3,931,200	3,931,763
U.S. Treasury Notes:
3.875%, 7/31/2027		34,706,400	34,852,818
3.875%, 8/31/2032		1,500,000	1,499,531
4.0%, 3/31/2030		2,805,900	2,841,412
4.25%, 6/30/2029		1,203,200	1,228,016
4.25%, 8/15/2035		5,302,000	5,368,275
			77,914,328
Total Government & Agency Obligations (Cost $95,256,640)			95,485,166
The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

	Principal Amount ($) (c)	Value ($)
Loan Participations and Assignments 0.4%
Senior Loans (a) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 5.741%, 11/8/2030	1,389,236	1,394,320
TransDigm, Inc., Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.502%, 2/28/2031	1,030,992	1,033,555
		2,427,875
Total Loan Participations and Assignments (Cost $2,420,950)		2,427,875

	Shares	Value ($)
Exchange-Traded Funds 2.8%
State Street SPDR Bloomberg Convertible Securities ETF (d) (Cost $17,337,479)	186,927	17,414,119
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (h) (i) (Cost $16,903,009)	16,903,009	16,903,009
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 4.16% (h) (Cost $44,605,707)	44,605,707	44,605,707

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $620,080,592)	106.2	651,688,178
Other Assets and Liabilities, Net	(6.2)	(38,163,675)
Net Assets	100.0	613,524,503
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

A summary of the Fund’s transactions with affiliated investments during the year ended October 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 4.05% (h) (i)
5,493,504	11,409,505 (j)	—	—	—	50,095	—	16,903,009	16,903,009
Cash Equivalents 7.3%
DWS Central Cash Management Government Fund, 4.16% (h)
74,600,295	392,049,751	422,044,339	—	—	1,459,604	—	44,605,707	44,605,707
80,093,799	403,459,256	422,044,339	—	—	1,509,699	—	61,508,716	61,508,716

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at October 31, 2025 amounted to $16,457,937, which is 2.7% of net assets.

(e)	When-issued security.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At October 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended October 31, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
CMT: Constant Maturity Treasury
FTSE: Financial Times and the London Stock Exchange
GDR: Global Depositary Receipt
The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

Interest Only: Interest Only (IO) bonds represent the “interest only”  portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor’s
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At October 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
DAX Index	EUR	12/19/2025	20	13,725,816	13,851,396	125,580
E-Mini S&P 500 Index	USD	12/19/2025	21	6,981,256	7,217,700	236,444
Eurex STOXX Europe 600 Index	EUR	12/19/2025	297	9,536,347	9,799,399	263,052
EURO STOXX 50 Index	EUR	12/19/2025	255	15,870,365	16,662,652	792,287
FTSE 100 Index	GBP	12/19/2025	82	10,032,436	10,498,720	466,284
MSCI Emerging Markets Index	USD	12/19/2025	358	24,454,065	25,196,040	741,975
MSCI World Index	USD	12/19/2025	541	74,411,918	76,394,610	1,982,692
Nikkei 225 Index	JPY	12/11/2025	73	21,747,881	24,854,390	3,106,509
Russell E-Mini 2000 Index	USD	12/19/2025	98	11,932,860	12,200,510	267,650
Ultra Long U.S. Treasury Bond	USD	12/19/2025	166	19,340,757	20,132,688	791,931
Total unrealized appreciation						8,774,404
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

At October 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	12/31/2025	227	24,772,588	24,790,883	(18,295)
Eurex 10 Year Euro Bund	EUR	12/8/2025	22	3,265,360	3,281,111	(15,751)
U.S. Treasury Long Bond	USD	12/19/2025	18	2,055,206	2,111,625	(56,419)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2025	118	13,444,597	13,627,156	(182,559)
Total unrealized depreciation						(273,024)

At October 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	16,986,318	EUR	14,500,000	11/28/2025	(250,271)	Citigroup, Inc.
USD	3,969,990	JPY	600,990,000	1/9/2026	(44,206)	State Street Bank and Trust
USD	7,664,764	GBP	5,730,000	1/9/2026	(137,010)	State Street Bank and Trust
Total unrealized depreciation					(431,487)
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$19,713,500	$—	$—	$19,713,500
Consumer Discretionary	20,480,583	974,981	—	21,455,564
Consumer Staples	6,470,731	4,003,760	—	10,474,491
Energy	7,170,987	—	—	7,170,987
Financials	17,733,893	17,694,998	—	35,428,891
Health Care	3,905,751	14,131,914	—	18,037,665
Industrials	11,260,753	10,622,015	—	21,882,768
Information Technology	59,591,454	1,744,850	—	61,336,304
Materials	7,321,734	—	—	7,321,734
Real Estate	3,856,332	—	—	3,856,332
Utilities	3,785,834	1,530,289	—	5,316,123
Preferred Stocks (a)	15,748,341	—	—	15,748,341
Rights	—	—	1,122	1,122
Warrants	—	—	1,205	1,205
Corporate Bonds (a)	—	135,825,477	—	135,825,477
Asset-Backed (a)	—	42,708,486	—	42,708,486
Mortgage-Backed Securities Pass-Throughs	—	30,018,120	—	30,018,120
Commercial Mortgage-Backed Securities	—	15,271,881	—	15,271,881
Collateralized Mortgage Obligations	—	23,283,311	—	23,283,311
Government & Agency Obligations (a)	—	95,485,166	—	95,485,166
Loan Participations and Assignments	—	2,427,875	—	2,427,875
Exchange-Traded Funds	17,414,119	—	—	17,414,119
Short-Term Investments (a)	61,508,716	—	—	61,508,716
Derivatives (b)
Futures Contracts	8,774,404	—	—	8,774,404
Total	$264,737,132	$395,723,123	$2,327	$660,462,582

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(273,024)	$—	$—	$(273,024)
Forward Foreign Currency Contracts	—	(431,487)	—	(431,487)
Total	$(273,024)	$(431,487)	$—	$(704,511)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities
as of October 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $558,571,876) — including $16,457,937 of securities loaned	$590,179,462
Investment in DWS Government & Agency Securities Portfolio (cost $16,903,009)*	16,903,009
Investment in DWS Central Cash Management Government Fund (cost $44,605,707)	44,605,707
Cash	20,000
Foreign currency, at value (cost $2,137,670)	2,111,782
Receivable for Fund shares sold	538,084
Dividends receivable	148,796
Interest receivable	2,700,426
Affiliated securities lending income receivable	5,546
Foreign taxes recoverable	638,456
Other assets	45,493
Total assets	657,896,761
Liabilities
Payable upon return of securities loaned	16,903,009
Payable for investments purchased — when-issued securities	1,250,000
Payable for investments purchased — TBA purchase commitments	24,672,143
Payable for Fund shares redeemed	91,436
Payable for variation margin on futures contracts	272,776
Unrealized depreciation on forward foreign currency contracts	431,487
Accrued management fee	191,285
Accrued Trustees' fees	5,435
Other accrued expenses and payables	554,687
Total liabilities	44,372,258
Net assets, at value	$613,524,503
Net Assets Consist of
Distributable earnings (loss)	72,399,702
Paid-in capital	541,124,801
Net assets, at value	$613,524,503
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

Statement of Assets and Liabilities as of October 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($438,485,302 ÷ 44,746,172 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.80
Maximum offering price per share (100 ÷ 94.25 of $9.80)	$10.40
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,861,572 ÷ 291,760 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.81
Class R6
Net Asset Value, offering and redemption price per share ($11,200,057 ÷ 1,145,369 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.78
Class S
Net Asset Value, offering and redemption price per share ($137,748,654 ÷ 14,056,699 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.80
Institutional Class
Net Asset Value, offering and redemption price per share ($23,228,918 ÷ 2,374,154 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.78
The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

Statement of Operations
for the year ended October 31, 2025

Investment Income
Income:
Interest (net of foreign taxes withheld of $1,140)	$19,360,513
Dividends (net of foreign taxes withheld of $123,002)	4,139,422
Income distributions — DWS Central Cash Management Government Fund	1,459,604
Affiliated securities lending income	50,095
Total income	25,009,634
Expenses:
Management fee	2,165,883
Administration fee	567,813
Services to shareholders	860,618
Distribution and service fees	987,032
Custodian fee	29,311
Professional fees	120,100
Reports to shareholders	55,322
Registration fees	82,232
Trustees' fees and expenses	18,572
Other	110,434
Total expenses	4,997,317
Net investment income	20,012,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	11,983,929
Swap contracts	(614,420)
Futures	11,367,125
Forward foreign currency contracts	254,172
Foreign currency	94,250
23,085,056
Change in net unrealized appreciation (depreciation) on:
Investments	28,731,813
Swap contracts	(839,516)
Futures	9,950,244
Forward foreign currency contracts	(431,487)
Foreign currency	15,195
37,426,249
Net gain (loss)	60,511,305
Net increase (decrease) in net assets resulting from operations	$80,523,622
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

Statements of Changes in Net Assets
	Years Ended October 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$20,012,317	$23,701,219
Net realized gain (loss)	23,085,056	97,630,265
Change in net unrealized appreciation (depreciation)	37,426,249	(514,645)
Net increase (decrease) in net assets resulting from operations	80,523,622	120,816,839
Distributions to shareholders:
Class A	(63,683,228)	(15,031,333)
Class C	(512,188)	(96,691)
Class R6	(1,612,229)	(414,951)
Class S	(20,273,880)	(5,004,396)
Institutional Class	(3,273,973)	(824,218)
Total distributions	(89,355,498)	(21,371,589)
Fund share transactions:
Proceeds from shares sold	22,999,068	15,389,123
Reinvestment of distributions	86,072,873	20,503,915
Payments for shares redeemed	(89,274,830)	(76,372,763)
Net increase (decrease) in net assets from Fund share transactions	19,797,111	(40,479,725)
Increase (decrease) in net assets	10,965,235	58,965,525
Net assets at beginning of period	602,559,268	543,593,743
Net assets at end of period	$613,524,503	$602,559,268

The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

Financial Highlights
DWS Global Income Builder Fund — Class A
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.26
Income (loss) from investment operations:
Net investment income[a]	.31	.38	.28	.23	.23
Net realized and unrealized gain (loss)	.98	1.53	.23	(2.04)	1.74
Total from investment operations	1.29	1.91	.51	(1.81)	1.97
Less distributions from:
Net investment income	(.37 )	(.34 )	(.26 )	(.23 )	(.22 )
Net realized gains	(1.11)	—	—	(.80 )	—
Total distributions	(1.48)	(.34 )	(.26 )	(1.03)	(.22 )
Net asset value, end of period	$9.80	$9.99	$8.42	$8.17	$11.01
Total Return (%)[b]	14.61	22.83	6.01	(17.80)	21.39
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	438	431	388	404	543
Ratio of expenses (%)	.91	.90	.91	.89	.88
Ratio of net investment income (%)	3.37	3.89	3.16	2.40	2.13
Portfolio turnover rate (%)	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

DWS Global Income Builder Fund — Class C
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.25
Income (loss) from investment operations:
Net investment income[a]	.23	.29	.20	.15	.14
Net realized and unrealized gain (loss)	.98	1.54	.23	(2.04)	1.76
Total from investment operations	1.21	1.83	.43	(1.89)	1.90
Less distributions from:
Net investment income	(.28 )	(.26 )	(.18 )	(.15 )	(.14 )
Net realized gains	(1.11)	—	—	(.80 )	—
Total distributions	(1.39)	(.26 )	(.18 )	(.95 )	(.14 )
Net asset value, end of period	$9.81	$9.99	$8.42	$8.17	$11.01
Total Return (%)[b]	13.64	21.78	5.24	(18.58)	20.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	4	3	4	7
Ratio of expenses (%)	1.77	1.74	1.76	1.72	1.70
Ratio of net investment income (%)	2.54	3.05	2.30	1.54	1.32
Portfolio turnover rate (%)	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Class R6
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.97	$8.41	$8.16	$10.99	$9.24
Income (loss) from investment operations:
Net investment income[a]	.34	.41	.31	.26	.26
Net realized and unrealized gain (loss)	.98	1.52	.23	(2.03)	1.75
Total from investment operations	1.32	1.93	.54	(1.77)	2.01
Less distributions from:
Net investment income	(.40 )	(.37 )	(.29 )	(.26 )	(.26 )
Net realized gains	(1.11)	—	—	(.80 )	—
Total distributions	(1.51)	(.37 )	(.29 )	(1.06)	(.26 )
Net asset value, end of period	$9.78	$9.97	$8.41	$8.16	$10.99
Total Return (%)	15.02	23.14	6.50	(17.56)	21.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	11	11	9	9	11
Ratio of expenses (%)	.57	.56	.58	.56	.55
Ratio of net investment income (%)	3.70	4.23	3.50	2.75	2.48
Portfolio turnover rate (%)	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	31

DWS Global Income Builder Fund — Class S
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.99	$8.42	$8.17	$11.01	$9.25
Income (loss) from investment operations:
Net investment income[a]	.33	.39	.29	.24	.25
Net realized and unrealized gain (loss)	.98	1.54	.23	(2.03)	1.75
Total from investment operations	1.31	1.93	.52	(1.79)	2.00
Less distributions from:
Net investment income	(.39 )	(.36 )	(.27 )	(.25 )	(.24 )
Net realized gains	(1.11)	—	—	(.80 )	—
Total distributions	(1.50)	(.36 )	(.27 )	(1.05)	(.24 )
Net asset value, end of period	$9.80	$9.99	$8.42	$8.17	$11.01
Total Return (%)	14.83	23.05	6.33	(17.74)	21.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	136	123	130	178
Ratio of expenses (%)	.71	.71	.73	.71	.69
Ratio of net investment income (%)	3.56	4.08	3.34	2.59	2.32
Portfolio turnover rate (%)	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

32	|	DWS Global Income Builder Fund

DWS Global Income Builder Fund — Institutional Class
	Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$9.98	$8.41	$8.16	$11.00	$9.24
Income (loss) from investment operations:
Net investment income[a]	.33	.40	.30	.25	.25
Net realized and unrealized gain (loss)	.97	1.53	.23	(2.04)	1.76
Total from investment operations	1.30	1.93	.53	(1.79)	2.01
Less distributions from:
Net investment income	(.39 )	(.36 )	(.28 )	(.25 )	(.25 )
Net realized gains	(1.11)	—	—	(.80 )	—
Total distributions	(1.50)	(.36 )	(.28 )	(1.05)	(.25 )
Net asset value, end of period	$9.78	$9.98	$8.41	$8.16	$11.00
Total Return (%)	14.77	23.14	6.39	(17.72)	21.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	21	20	19	25
Ratio of expenses (%)	.68	.67	.67	.66	.65
Ratio of net investment income (%)	3.59	4.13	3.40	2.64	2.37
Portfolio turnover rate (%)	191	306	164	88	124

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	33

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Global Income Builder Fund (the “Fund” ) is a diversified series of Deutsche DWS Market Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

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Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

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assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

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Swap contracts are valued daily based upon prices supplied by a pricing vendor approved by the Pricing Committee, if available, and otherwise are valued at the price provided by the broker-dealer with which the swap was traded. Swap contracts are generally categorized as Level 2.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to

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certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended October 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.14% annualized effective rate as of October 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of October 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

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Remaining Contractual Maturity of the Agreements as of October 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Corporate Bonds	$10,288,009	$—	$—	$—	$10,288,009
Exchange-Traded Funds	6,615,000	—	—	—	6,615,000
Total Borrowings	$16,903,009	$—	$—	$—	$16,903,009
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$16,903,009
When-Issued, Delayed-Delivery Securities and Forward-Commitment
Transactions. The Fund may purchase or sell securities on a when-issued, delayed-delivery or forward- commitment basis, including To Be Announced (TBA) purchase and sell commitments, with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. The Fund may sell a TBA purchase commitment before the settlement date or enter into a new commitment to extend the delivery date into the future. Additionally, the Fund or the counterparty may be required to post securities and/or cash collateral in accordance with the terms of the TBA purchase or sell commitment.
Certain risks may arise upon entering into when-issued, delayed-delivery or forward-commitment transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Such transactions may also have the effect of leverage on the Fund and may cause the Fund to be more volatile. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years

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remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, income received from passive foreign investment companies, investments in derivatives, premium amortization on debt securities and additional income recognition on debt securities classified as equity. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At October 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$27,439,353
Undistributed long-term capital gains	$10,785,815
Net unrealized appreciation (depreciation) on investments	$34,195,771
At October 31, 2025, the aggregate cost of investments for federal income tax purposes was $620,607,462. The net unrealized appreciation for all investments based on tax cost was $34,195,771. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $49,186,325 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $14,990,554.

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In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended October 31,
	2025	2024
Distributions from ordinary income*	$23,384,912	$21,371,589
Distributions from long-term capital gains	$65,970,586	$—

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.
The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of

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Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.
An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.
Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the year ended October 31, 2025, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.
There were no open interest rate swap contracts as of October 31, 2025. For the year ended October 31, 2025, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $0 to $31,223,000.
Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit

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event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the year ended October 31, 2025, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.
Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.
There were no open credit default swap contracts as of October 31, 2025. For the year ended October 31, 2025, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $0 to $445,000.
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended October 31, 2025, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount

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equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of October 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended October 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $216,808,000 to $379,523,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $14,155,000 to $59,135,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the year ended October 31, 2025, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings securities.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of October 31, 2025, is included in the table following the Fund’s Investment Portfolio. For the year ended October 31, 2025, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally

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indicative of a range from $0 to approximately $37,472,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $61,683,000.
The following tables summarize the value of the Fund’s derivative instruments held as of October 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Futures Contracts
Equity Contracts (a)	$7,982,473
Interest Rate Contracts (a)	791,931
$8,774,404
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative appreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(273,024)	$(273,024)
Foreign Exchange Contracts (b)	(431,487)	—	(431,487)
	$(431,487)	$(273,024)	$(704,511)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended October 31, 2025 and the related location in the accompanying Statement

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of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$12,857,194	$12,857,194
Interest Rate Contracts (a)	—	(620,332)	(1,490,069)	(2,110,401)
Credit Contracts (a)	—	5,912	—	5,912
Foreign Exchange Contracts (a)	254,172	—	—	254,172
	$254,172	$(614,420)	$11,367,125	$11,006,877
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$8,293,629	$8,293,629
Interest Rate Contracts (a)	—	(839,516)	1,656,615	817,099
Foreign Exchange Contracts (a)	(431,487)	—	—	(431,487)
	$(431,487)	$(839,516)	$9,950,244	$8,679,241
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap and futures contracts, respectively
As of October 31, 2025, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

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Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$250,271	$—	$—	$250,271
State Street Bank and Trust	181,216	—	—	181,216
	$431,487	$—	$—	$431,487
C.
Purchases and Sales of Securities
During the year ended October 31, 2025, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$966,290,294	$928,471,997
U.S. Treasury Obligations	$88,041,945	$147,641,726
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

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assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%
Accordingly, for the year ended October 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.37% of the Fund’s average daily net assets.
For the period from November 1, 2024 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class R6	.87%
Class S	.87%
Institutional Class	.87%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.14%
Class C	1.89%
Class R6	.89%
Class S	.89%
Institutional Class	.89%

48	|	DWS Global Income Builder Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended October 31, 2025, the Administration Fee was $567,813, of which $50,148 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended October 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at October 31, 2025
Class A	$256,872	$42,731
Class C	1,906	320
Class R6	789	134
Class S	147,590	24,623
Institutional Class	508	85
	$407,665	$67,893
In addition, for the year ended October 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$222,190
Class C	4,846
Class S	46,147
Institutional Class	22,663
$295,846
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

DWS Global Income Builder Fund	|	49

with various firms at various rates for sales of Class C shares. For the year ended October 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at October 31, 2025
Class C	$24,763	$1,886
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended October 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at October 31, 2025	Annual Rate
Class A	$954,133	$185,297.23%
Class C	8,136	1,685.25%
	$962,269	$186,982
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended October 31, 2025 aggregated $10,785.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended October 31, 2025, the CDSC for Class C shares aggregated $88. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the year ended October 31, 2025, DDI received $510 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended October 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,755, of which $573 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance

50	|	DWS Global Income Builder Fund

with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at October 31, 2025.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	996,764	$9,319,709	661,885	$6,379,323
Class C	27,236	267,533	70,429	679,879
Class R6	128,139	1,188,687	73,470	711,019
Class S	367,372	3,349,051	248,387	2,430,164
Institutional Class	940,677	8,874,088	541,023	5,188,738
		$22,999,068		$15,389,123
Shares issued to shareholders in reinvestment of distributions
Class A	6,822,160	$61,735,812	1,480,368	$14,502,658
Class C	56,530	511,480	9,832	96,553
Class R6	178,512	1,612,229	42,443	414,951
Class S	2,098,525	18,992,674	477,760	4,678,423
Institutional Class	356,342	3,220,678	82,989	811,330
		$86,072,873		$20,503,915

DWS Global Income Builder Fund	|	51

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(6,195,980)	$(57,211,620)	(5,120,290)	$(49,239,147)
Class C	(164,648)	(1,520,720)	(76,249)	(743,145)
Class R6	(282,907)	(2,636,301)	(115,382)	(1,111,294)
Class S	(1,992,840)	(18,366,683)	(1,785,937)	(17,252,373)
Institutional Class	(1,043,247)	(9,539,506)	(823,626)	(8,026,804)
		$(89,274,830)		$(76,372,763)
Net increase (decrease)
Class A	1,622,944	$13,843,901	(2,978,037)	$(28,357,166)
Class C	(80,882)	(741,707)	4,012	33,287
Class R6	23,744	164,615	531	14,676
Class S	473,057	3,975,042	(1,059,790)	(10,143,786)
Institutional Class	253,772	2,555,260	(199,614)	(2,026,736)
		$19,797,111		$(40,479,725)

52	|	DWS Global Income Builder Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Market Trust and Shareholders of DWS Global Income Builder Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Global Income Builder Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Market Trust (the “Trust” )), including the investment portfolio, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Market Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Global Income Builder Fund	|	53

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
December 19, 2025

54	|	DWS Global Income Builder Fund

Tax Information (Unaudited)
The Fund paid distributions of $1.11 per share from net long-term capital gains during its year ended October 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $11,864,000 as capital gain dividends for its year ended October 31, 2025.
For corporate shareholders, 9% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended October 31, 2025, qualified for the dividends received deduction.
For federal income tax purposes, the Fund designates approximately $4,835,000, or the maximum amount allowable under tax law, as qualified dividend income.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Global Income Builder Fund	|	55

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Global Income Builder Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

56	|	DWS Global Income Builder Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that the Fund’s Class A shares total

DWS Global Income Builder Fund	|	57

(net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

58	|	DWS Global Income Builder Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DGIBF-BFE2025

DWS Global Income Builder Fund	|	59

DGIBF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	12/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	12/30/2025